Business Combination (Schedule Of Unaudited Pro Forma Information Prepared To Give Effect To Acquisition) (Detail) (Village Homes [Member], USD $)
In Thousands, except Share data, unless otherwise specified
	3 Months Ended	7 Months Ended	10 Months Ended	2 Months Ended	12 Months Ended
	Sep. 30, 2012 Successor [Member]	Sep. 30, 2012 Successor [Member]	Dec. 31, 2012 Successor [Member]	Feb. 24, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Revenue	$ 104,479	$ 283,090	$ 405,635	$ 28,521	$ 261,933
Net (loss) income available to common stockholders	$ (872)	$ (9,267)	$ (9,617)	$ 228,074	$ (189,457)
(Loss) income per common share, basic and diluted	$ (0.07)	$ (0.79)	$ (0.09)	$ 228,074.00	$ (189,457.00)
Weighted average common shares outstanding, basic and diluted	12,408,263	11,716,413	103,037,842	1,000	1,000